SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME - Selling and marketing expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME
Selling and marketing expenses	$ 11,403	$ 9,454	$ 7,762
Salaries and related benefits
SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME
Selling and marketing expenses	5,409	4,803	4,119
Marketing and related expenses
SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME
Selling and marketing expenses	2,190	1,802	1,270
Depreciation and amortization
SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME
Selling and marketing expenses	1,918	1,453	1,509
Rental fees and maintenance
SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME
Selling and marketing expenses	271	205	138
Maintenance of vehicles
SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME
Selling and marketing expenses	240	182	177
Others
SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME
Selling and marketing expenses	$ 1,375	$ 1,009	$ 549